Note 7 - Right-of-use Asset	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of leases [text block]
7.	RIGHT-OF-USE ASSET

	Office Lease	Leasehold Improvements	Total
Cost, January 1, 201 8	$-	$-	$-
Additions	-	-	-
Cost, September 30, 2018	$-	$-	$-
Additions	-	33,180	33,180
Cost, December 31, 2018	$-	$33,180	$33,180
Additions	436,455	-	436,455
Cost, September 30 , 201 9	$436,455	$33,180	$469,635

Accumulated depreciation, January 1, 201 8	$-	$-	$-
Charge for the period	-	-	-
Accumulated depreciation, September 30, 201 8	$-	$-	$-
Charge for the period	-	11,613	11,613
Accumulated depreciation, December 31, 2018	$-	$11,613	$11,613
Charge for the period	128,858	8,710	137,568
Accumulated depreciation, September 30, 201 9	$128,858	$20,323	$149,181
Net book value, September 30, 2019	$307,597	$12,857	$320,454